Preparation of financial statements	12 Months Ended
Dec. 31, 2017
Preparation of financial statements
Preparation of financial statements

2. Preparation of financial statements

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as set forth by the International Accounting Standards Board (IASB) and interpretations of the IFRS Interpretations Committee (IFRIC).

The consolidated financial statements were authorized for issue by the Management Board on March 29, 2018.

These consolidated financial statements were prepared on the basis of historical cost except for the following items, which are measured on an alternative basis on each reporting date.

Available-for-sale financial assets	Fair value
Liabilities for cash-settled share-based payment arrangements	Fair value
Monetary assets and liabilities denominated in foreign currencies	Translated at period-end exchange rates
Derivative financial instruments	Fair value

The consolidated financial statements are presented in thousands of Euros (kEUR) except where otherwise stated. Due to rounding, numbers presented throughout these notes may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

The consolidated financial statements have been prepared on the assumption that the Group will continue as a going concern.